Cover	May 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2020
Entity File Number	1-38143
Entity Registrant Name	Baker Hughes Company
Entity Central Index Key	0001701605
Entity Tax Identification Number	81-4403168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17021 Aldine Westfield Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073
City Area Code	(713)
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false